Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Unrecognized gain (loss) of projected benefit obligation or fair value of assets (greater than)	10.00%
Debt Instrument [Line Items]
Deferred tax assets	$ 28.3	$ 33.7
New Accounting Pronouncement, Early Adoption, Effect [Member]
Debt Instrument [Line Items]
Deferred tax assets		0.9
New Accounting Pronouncement, Early Adoption, Effect [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Debt issuance costs reclassified		$ 0.5